Net interest income - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EU IAS 39 carve-out
Net Interest Income Disclosure [Line Items]
Increase (decrease) of net interest income	€ 131	€ 107
Without EU IAS 39 carve-out
Net Interest Income Disclosure [Line Items]
Increase (decrease) of net interest income	€ (496)